Composition of Loan Portfolio (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 5,585,373	$ 2,906,433
Loans, net of allowance for loan losses of $4,726,618 in 2012 and $4,510,938 in 2011	403,384,642	380,511,384
Total loans	413,697,000	387,928,000
Allowance for loan losses	(4,726,618)	(4,510,938)	(4,617,000)
Loans, net	408,970,000	383,417,000
Percent of loan to total loan portfolio	100.00%	100.00%
Mortgage loans held for sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of allowance for loan losses of $4,726,618 in 2012 and $4,510,938 in 2011	5,585,000	2,906,000
Percent of loan to total loan portfolio	1.40%	0.70%
Commercial, financial and agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of allowance for loan losses of $4,726,618 in 2012 and $4,510,938 in 2011	53,234,000	48,385,000
Percent of loan to total loan portfolio	12.90%	12.50%
Mortgage-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of allowance for loan losses of $4,726,618 in 2012 and $4,510,938 in 2011	142,046,000	138,943,000
Percent of loan to total loan portfolio	34.30%	35.80%
Mortgage-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of allowance for loan losses of $4,726,618 in 2012 and $4,510,938 in 2011	140,703,000	117,692,000
Percent of loan to total loan portfolio	34.00%	30.30%
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of allowance for loan losses of $4,726,618 in 2012 and $4,510,938 in 2011	57,529,000	63,357,000
Percent of loan to total loan portfolio	13.90%	16.30%
Consumer and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of allowance for loan losses of $4,726,618 in 2012 and $4,510,938 in 2011	$ 14,600,000	$ 16,645,000
Percent of loan to total loan portfolio	3.50%	4.40%